PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
5.  PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net is summarized as follows:

	December 31,
	2021	2020
Land, site improvements and rights	$149,914	$52,047
Construction in progress	118,081	401,729
Buildings and improvements	19,164	4,491
Bridges and tunnels	174,889	—
Terminal machinery and equipment	962,552	557,788
Track and track related assets	100,014	2,349
Railroad equipment	8,331	5,560
Railcars and locomotives	111,574	—
Computer hardware and software	5,335	5,101
Furniture and fixtures	1,745	1,750
Other	10,016	5,870
	1,661,615	1,036,685
Less: Accumulated depreciation	(144,021)	(96,427)
Property, plant and equipment, net	$1,517,594	$940,258

We added property, plant and equipment of $624.9 million and $239.8 million during the years ended December 31, 2021 and 2020, respectively, which primarily consisted of assets acquired in our acquisition of Transtar and terminal machinery and equipment placed in service or under development at Jefferson Terminal and Repauno.

Depreciation expense for property, plant and equipment is $47.6 million, $26.5 million, and $28.5 million during the years ended December 31, 2021, 2020 and 2019, respectively.